Business Segment Reporting (Schedule Of Information For Continuing Operations For Each Reportable Segment And Other Operations And Headquarters) (Details) (USD $)
In Millions, unless otherwise specified
	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 1,880	$ 1,760	$ 2,293	$ 2,214	$ 2,105
Operating Segment [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	1,875	1,754	2,285	2,207	2,100
Terminix [Member] | Operating Segment [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	1,049	1,012	1,309	1,265	1,193
American Home Shield [Member] | Operating Segment [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	637	568	740	721	687
Other Operations and Headquarters [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	5	6	8	7	5
Franchise Services Group | Operating Segment [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 189		$ 236	$ 221	$ 220